Financial Obligations (Details) - Schedule of financial obligations - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term promissory notes (b)
Promissory notes, Total current	S/ 65,232	S/ 98,774
Mid-term promissory notes (bridge loans) (b)
Promissory notes, Total non-current	S/ 1,203,352	1,003,130
February 8, 2023 [Member]
Mid-term promissory notes (bridge loans) (b)
Currency	US$
Nominal interest rate	4.50%
Maturity	February 8, 2023
Promissory notes, Total non-current	S/ 475,491	434,380
February 1, 2029 [Member]
Mid-term promissory notes (bridge loans) (b)
Currency	S/
Nominal interest rate	6.69%
Maturity	February 1, 2029
Promissory notes, Total non-current	S/ 259,502	259,440
February 1, 2034 [Member]
Mid-term promissory notes (bridge loans) (b)
Currency	S/
Nominal interest rate	6.84%
Maturity	February 1, 2034
Promissory notes, Total non-current	S/ 309,359	309,310
Banco de Crédito del Perú [Member] | July 8,2021 [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	2.20%
Maturity	July 8, 2021
Promissory notes, Total current	S/ 65,232
Banco de Crédito del Perú [Member] | June 18, 2020 [Member]
Short-term promissory notes (b)
Currency	S/
Nominal interest rate	4.64%
Maturity	June 18, 2020
Promissory notes, Total current		13,689
Banco de Crédito del Perú [Member] | August 6, 2020 [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	3.36%
Maturity	August 6, 2020
Promissory notes, Total current		5,307
Banco de Crédito del Perú [Member] | August 14, 2020 [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	3.23%
Maturity	August 14, 2020
Promissory notes, Total current		4,864
Banco de Crédito del Perú [Member] | October 9, 2020 [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	3.16%
Maturity	October 9, 2020
Promissory notes, Total current		16,867
Banco de Crédito del Perú [Member] | January 10, 2022 [Member]
Mid-term promissory notes (bridge loans) (b)
Currency	S/
Nominal interest rate	2.62%
Maturity	January 10, 2022
Promissory notes, Total non-current	S/ 79,500
BBVA [Member] | May 8, 2020 [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	2.70%
Maturity	May 8, 2020
Promissory notes, Total current		8,293
Scotiabank Perú S.A.A.[Member] | October 10, 2020 [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	3.00%
Maturity	October 10, 2020
Promissory notes, Total current		43,121
Scotiabank Perú S.A.A.[Member] | November 27, 2020 [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	2.35%
Maturity	November 27, 2020
Promissory notes, Total current		S/ 6,633
Banco de Crédito del Perú One [Member] | January 10, 2022 [Member]
Mid-term promissory notes (bridge loans) (b)
Currency	S/
Nominal interest rate	2.62%
Maturity	January 10, 2022
Promissory notes, Total non-current	S/ 79,500